Warrants to Purchase Common Stock (Details)	6 Months Ended
Jun. 30, 2021
Warrants To Purcahase Common Stock [Abstract]
Warrants to purcahase common stock, description	the Offering, we issued 348,500 warrants to purchase common stock to the Placement Agents during the six months ended June 30, 2021. The warrants carry a term of 5 years and an exercise price of $2.00.